Other investments	12 Months Ended
Dec. 31, 2019
Other Investment Abstract
Other investments [Text Block]

13. Other investments

	2019	2018
	$	$
Fair value through profit or loss (warrants)
Balance - January 1	3,348	8,092
Acquisitions	1,085	3,093
Exercise	(1,055)	-
Change in fair value	(1,089)	(7,837)
Deemed disposal (Note 7)	(589)	-
	1,700	3,348

Fair value through other comprehensive income (shares)
Balance - January 1	104,055	106,841
Acquisitions	27,259	14,453
Transfer from associates (Note 12)	9,676	46,625
Change in fair value	13,287	(29,773)
Transfer to associates (Note 12)	-	(7,048)
Disposals - Share Repurchase (Note 21)	(90,546)	-
Disposals (i)	(6,322)	(27,043)
Balance - December 31	57,409	104,055

Amortized cost
Balance - January 1	2,200	200
Acquisition (Note 14)	8,778	2,000
Transfer to short-term investments	(2,200)	-
Balance - December 31	8,778	2,200
Total	67,886	109,603

(i) In 2019, an investment in a company classified as an investment at fair value through other comprehensive income was acquired by way of a share exchange. This non-cash transaction resulted in the disposal of the investment in the acquiree and the acquisition of an investment in the acquirer for an amount of $5.7 million.

Other investments comprise common shares, warrants, notes receivable and credit facilities, mostly from Canadian publicly traded companies. As at December 31, 2018, other investments also comprised the common shares held in Dalradian, which was a private company from September 7, 2018 up to its disposal in June 2019 (Note 12).